UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:

   Western-Southern Life Assurance Company Separate Account 1
   400 Broadway
   Cincinnati, Ohio 45202

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
   classes):                     [X]

3. Investment Company Act File Number: 811-08420

   Securities Act File Numbers:  033-76582  and

                                 333-29705

4(a)     Last day of fiscal year for which this Form is filed: 12-31-2007

4(b) [ ] Check box is this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year pursuant to
                  section 24(f):                                                                  $   2,242,782

         (ii)     Aggregate price of securities redeemed or repurchased during
                  the fiscal year:                                                $ 19,908,400

         (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the
                  Commission:                                                     $202,520,105

         (iv) Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                                                       -$ 222,428,505

         (v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv)
                  from Item 5(i)]                                                                 $           0

         (vi)     Redemption credits available for use in future years -- if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv))
                  from Item 5(i)]:                                               $(220,185,723)

         (vii)    Multiplier for determining registration                                         x    .0000307
                                                                                                        -------
                  fee (See Instruction C.9):

         (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
                  (enter "0" if no
                  fee is due):                                                                      =$        0

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6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the

24F-2 WSLAC SepAcct1
          end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$            0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



          Method of Delivery

          [ ]    Wire Transfer

          [ ]     Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                     /s/ Bradley J. Hunkler
By: (Signature and Title)            ----------------------------------
                                     Bradley J. Hunkler
                                     Vice President and Comptroller

Date: March 19, 2008

*Please print the name and title of the signing officer below the signature.


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